UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)


                                                        SHARES         VALUE
                                                      ---------    ------------
 COMMON STOCKS -- 90.3%

 ALERNATE ENERGY -- 49.2%
    RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 18.3%
    Abengoa (Spain)                                     400,000    $  7,996,283
    Acciona (Spain)                                      60,000       8,978,925
    EDF Energies Nouvelles SA (France)                  218,750      10,772,282
    EDP Renovaveis SA (Portugal)*                     1,050,000       8,263,061
    Electrificaciones del Norte (Spain)                  60,000       1,055,003
    Iberdrola Renovables (Spain)*                     1,800,000       7,754,142
    Martifer SGPS SA (Portugal)*                         25,000         196,388
                                                                   ------------
                                                                     45,016,084
                                                                   ------------

    SOLAR -- 9.9%
    Applied Materials, Inc.                             125,000       1,891,250
    Kyocera Corp. (Japan)ADR                             25,000       1,904,000
    Orkla ASA (Norway)                                  500,000       4,502,166
    Q-Cells (Germany)*                                   50,000       4,124,139
    Renewable Energy Corp. AS (Norway)*                 225,000       4,040,460
    Sharp Corp. Ltd. (Japan)ADR                         175,000       1,856,068
    Solar Millennium (Germany)*                         200,000       6,084,496
                                                                   ------------
                                                                     24,402,579
                                                                   ------------

    WIND TURBINES -- 9.2%
    Gamesa Corporacion Tecnologica (Spain)              300,000      10,144,581
    Nordex (Germany)*                                   150,000       4,048,118
    Vestas Wind Systems (Denmark)*                      100,000       8,509,434
                                                                   ------------
                                                                     22,702,133
                                                                   ------------

    WIND & HYDRO POWER PRODUCERS -- 7.1%
    Brookfield Asset Management, Inc.,
      Class A (Canada)                                  350,000       9,604,000
    Canadian Hydro Developers, Inc. (Canada)*           700,000       2,716,467
    Hafslund ASA, Class A (Norway)                      150,000       2,502,149
    TrustPower Ltd. (New Zealand)                       500,000       2,626,418
                                                                   ------------
                                                                     17,449,034
                                                                   ------------

    GEOTHERMAL -- 4.1%
    Ormat Technologies, Inc.                            225,000       8,174,250
    WFI Industries Ltd. (Canada)                         75,000       1,861,874
                                                                   ------------
                                                                     10,036,124
                                                                   ------------

    WIND POWER RELATED -- 0.5%
    Hansen Transmissions International (Belgium)*       225,000         938,033
    NGK Insulators Ltd. (Japan)                          15,000         177,707
                                                                   ------------
                                                                      1,115,740
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)


                                                        SHARES         VALUE
                                                      ---------    ------------
    OCEAN ENERGY/WAVES -- 0.1%
    Ocean Power Technologies, Inc. (United Kingdom)*     15,000    $    125,250
    Renewable Energy Holdings PLC (United Kingdom)*     175,000         113,560
                                                                   ------------
                                                                        238,810
                                                                   ------------

    FUEL CELLS -- --%
    FuelCell Energy, Inc.*                               10,000          60,300
                                                                   ------------
                                                                         60,300
                                                                   ------------
    TOTAL ALERNATE ENERGY                                           121,020,804
                                                                   ------------

 ENERGY CONSERVATION -- 20.8%
    Baldor Electric Co.                                 200,000       5,762,000
    Compagnie de Saint-Gobain (France)                  125,000       6,360,600
    Denso Corp. (Japan)                                  50,000       1,194,114
    Eaga PLC (United Kingdom)                           125,000         295,566
    Energy Recovery, Inc.*                               15,000         143,850
    Itron, Inc.*                                         15,000       1,327,950
    Johnson Controls, Inc.                              300,000       9,099,000
    Koninklijke Philips Electronics (Netherlands)       300,000       8,175,000
    Matsushita Electric Industrial Co., Ltd.
      (Japan)ADR                                         50,000         866,500
    Owens Corning, Inc.*                                250,000       5,977,500
    Schneider Electric SA (France)                      100,000       8,481,270
    Stantec, Inc. (Canada)*                              50,000       1,190,000
    Telvent GIT (Spain)                                  94,067       2,241,617
                                                                   ------------
                                                                     51,114,967
                                                                   ------------

 WATER -- 10.4%
    American Water Works Co., Inc.*                     500,000      10,750,000
    Badger Meter, Inc.                                  100,000       4,695,000
    Befesa Medio Ambiente (Spain)*                       30,000         861,571
    CIA SaneamentoBasico (Brazil)ADR                    225,000       6,378,750
    Gorman-Rupp Co. (The)                                50,000       1,886,000
    Hyflux Ltd. (Singapore)                             600,000       1,010,544
                                                                   ------------
                                                                     25,581,865
                                                                   ------------

 NATURAL GAS DISTRIBUTION -- 7.5%

    UTILITIES -- 7.5%
    Northwest Natural Gas Co.                           150,000       7,800,000
    South Jersey Industries, Inc.                       300,000      10,710,000
                                                                   ------------
                                                                     18,510,000
                                                                   ------------
                                                                     18,510,000
                                                                   ------------

 RECYCLING -- 1.2%
    Commercial Metals Co.                                75,000       1,266,750
    Sims Group Ltd. (Australia)                          75,000       1,766,211
                                                                   ------------
                                                                      3,032,961
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)


                                                        SHARES         VALUE
                                                      ---------    ------------
 NATURAL FOODS -- 1.0%
    Whole Foods Market, Inc.                            125,000    $  2,503,750
                                                                   ------------
                                                                      2,503,750
                                                                   ------------

 ENGINEERING & CONSTRUCTION -- 0.2%
    Quanta Services, Inc.*                               15,000         405,150
                                                                   ------------
    TOTAL ENGINEERING & CONSTRUCTION                                    405,150
                                                                   ------------
    TOTAL COMMON STOCKS (COST $251,965,193)                         222,169,497
                                                                   ------------

    TOTAL LONG-TERM INVESTMENTS (COST $251,965,193)                 222,169,497
                                                                   ------------


                                                          PAR
                                                         (000)        VALUE
                                                       ---------   ------------
 U.S. TREASURY BILLS -- 9.8%
    0.27% due 11/06/08                                    1,500       1,499,589
    1.12% due 10/30/08                                    4,500       4,495,951
    0.08% due 10/23/08                                    5,000       4,999,762
    0.04% due 10/16/08                                    5,000       4,999,917
    1.51% due 10/09/08                                    5,000       4,998,322
    1.55% due 10/02/08                                    3,000       2,999,872
                                                                   ------------
     TOTAL U.S. TREASURY BILLS (COST $23,993,413)                    23,993,413
                                                                   ------------

 CERTIFICATES OF DEPOSIT -- 0.2%

 SOCIALLY CONCERNED BANKS
    Alternatives Federal Credit Union
    0.34% due 10/31/08                                      100         100,000
    Carver Federal Savings Bank
    2.25% due 11/10/08                                      100         100,000
    Chittenden Bank (Vermont National Bank)
    1.93% due 12/03/08                                      100         100,000
    Self-Help Credit Union
    2.80% due 11/10/08                                      100         100,000
    South Shore Bank
    2.10% due 10/10/08                                      100         100,000
                                                                   ------------
    TOTAL SOCIALLY CONCERNED BANKS (COST $500,000)                      500,000
                                                                   ------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                       500,000
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)



    TOTAL SHORT TERM INVESTMENTS (COST $24,493,413)                  24,493,413
                                                                   ------------

    TOTAL INVESTMENTS (COST $276,458,606) -- 100.3%                 246,662,910

    LIABILITIES IN EXCESS OF OTHER ASSETS   -- (0.3)%                  (747,859)
                                                                   ------------

    NET ASSETS -- 100.0%                                           $245,915,051
                                                                   ============
    ADR-American Depositary Receipt

    *Non-income producing security


   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)


    ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                         $   276,477,353
                                                               ---------------
        Gross unrealized appreciation                          $    18,411,006
        Gross unrealized depreciation                              (48,225,449)
                                                               ---------------
        Net unrealized depreciation                            $   (29,814,443)
                                                               ===============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual report.

                               FAS 157 DISCLOSURE

     The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with the investing in those securities.

                                            Investments           Other
                                                In              Financial
      Valuation Inputs                      Securities         Instruments
      ----------------                     ------------        ------------
      Level 1 - Quoted Prices              $246,662,910          $    --
      Level 2 - Other Significant
                Observable Inputs                    --               --
      Level 3 - Significant
                Unobservable Inputs                  --               --
                                           ------------          -------
      Total                                $246,662,910          $    --
                                           ============          =======

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Alternatives Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       November 3, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       November 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)

Date                       November 3, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.